Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS:
Cash and Cash Equivalents, at Carrying Value	$ 76,076	$ 75,314
Short-term bank deposits	732	2
Marketable securities (Note 4)	14,138	12,506
Trade receivables (net of allowance for doubtful accounts of $ 2,160 and $ 3,852 at December 31, 2016 and 2017, respectively)	82,051	62,047
Other accounts receivable and prepaid expenses (Note 6)	8,643	8,487
Total current assets	181,640	158,356
LONG-TERM RECEIVABLES:
Severance pay fund	3,226	2,568
Deferred tax asset (Note 13)	2,990	3,548
Other long-term receivables	2,015	1,680
Total long-term receivables	8,231	7,796
PROPERTY AND EQUIPMENT, NET (Note 7)	3,468	3,065
INTANGIBLE ASSETS, NET (Note 8)	51,011	56,180
GOODWILL (Note 9)	98,189	91,002
Total assets	342,539	316,399
CURRENT LIABILITIES:
Short term debt (Note 10)	9,771	5,645
Trade payables	12,185	8,393
Accrued expenses and other accounts payable (Note 11)	27,789	20,290
Liabilities due to acquisition activities	3,906	6,478
Deferred revenues and customer advances	5,586	3,882
Total current liabilities	59,237	44,688
LONG TERM LIABILITIES:
Long term debt (Note 12)	27,814	29,756
Long term liabilities due to acquisition activities (Note 3)	581	3,379
Deferred tax liability (Note 13)	11,331	12,494
Accrued severance pay	4,174	3,443
Total noncurrent liabilities	43,900	49,072
COMMITMENTS AND CONTINGENCIES (Note 17)
REDEEMABLE NON-CONTROLLING INTEREST (Note 2)	25,839	25,998
EQUITY (Note 14):
Ordinary shares of NIS 0.1 par value - Authorized: 50,000,000 shares at December 31, 2016 and 2017; Issued and Outstanding: 44,355,770 and 44,488,578 shares at December 31, 2016 and 2017, respectively	1,040	1,036
Additional paid-in capital	183,445	182,785
Accumulated other comprehensive income (loss)	83	(7,428)
Retained earnings	25,713	19,825
Total equity attributable to Magic Software Enterprises shareholders	210,281	196,218
Non-controlling interests	3,282	423
Total equity	213,563	196,641
Total liabilities, redeemable non-controlling interest and equity	$ 342,539	$ 316,399